Other Non-Current Assets (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Of Other Noncurrent Assets [Abstract]
Disclosure of Other Non-current Assets

	September 30, 2021	December 31, 2020

	(in thousands)
	£	£
Other non-current assets	2,600	—